Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Other Financial Assets
Security deposits	€ 2,096	€ 906	€ 189
Miscellaneous other non-current financial assets	16	12	11
Total non-current financial assets	2,112	918	200
Fixed term deposit	50,000
Promissory notes	676
Miscellaneous other current financial assets		4	20
Total current other financial assets	€ 50,676	€ 4	€ 20